Offerings - Offering: 1	Dec. 31, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	16,697,509
Proposed Maximum Offering Price per Unit	0.61
Maximum Aggregate Offering Price	$ 10,185,480.49
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,406.61
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the Securities Act), the securities being registered hereunder for the selling stockholder include such indeterminate number of additional shares of common stock as may be issued after the date hereof as a result of stock splits, stock dividends or similar transactions. (2) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act, based on the average of the high and low prices of the shares of Common Stock as reported on The OTC QB Market on December 29, 2025.